UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
July 22, 2015
__________________________________
SOFI LENDING CORP.1 (Exact name of securitizer as specified in its charter)

021-182634 (Commission File Number of securitizer)	0001555110 (Central Index Key Number of securitizer)

Eric Watson, Deputy General Counsel, (703) 972-2038 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

 1 SoFi Lending Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): SoFi Professional Loan Program 2015-C LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated July 20, 2015, obtained by the sponsor, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI LENDING CORP.

By:   /s/ Paul Fielding
Name:  Paul Fielding
Title:   Vice President of Capital Markets

July 22, 2015

SOFI LENDING CORP.
Exhibit Index to Current Report on Form ABS-15G
Dated July 22, 2015

Exhibit
Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 20, 2015

Exhibit 99.1

Deloitte.	Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
July 20, 2015

Social Finance, Inc. One Letterman Drive, Building C Main Floor Suite 250 San Francisco, California 94129

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Social Finance, Inc. (the “Company”) and Morgan Stanley & Co. LLC, Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. (together with the Company, the “Specified Parties”) related to the their evaluation of certain information with respect to a portfolio of student loans in conjunction with the proposed offering of Sofi Professional Loan Program Series 2015-C, Post-Graduate Loan Asset-Backed Notes (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On July 6, 2015, representatives of the Company provided us with a computer-generated student loan file and related record layout containing, as represented to us by the Company, data as of the close of business June 30, 2015, with respect to 6,148 student loan contracts (the “Initial Data File”).  At the Company’s instruction, we randomly selected 100 student loan contracts (the “Sample Loans”) from the Initial Data File.

Additionally, representatives of the Company provided us with a supplemental loan file (“Supplemental Data File”) on July 7, 2015 containing additional loan information for each of the student loan contracts set forth on the Initial Data File.

At the instruction of the Company, we appended the Initial Data File with the information set forth on the Supplemental Data File.  The Initial Data File, as adjusted, is hereinafter referred to as the “Statistical Loan File.”  Further, we performed certain comparisons and recomputations for each of the Sample Loans relating to the student loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics
1. Loan number (for informational purposes)
2. Loan type (In-School, ReFi)
3. Borrower first name
4. Borrower last name
5. Borrower state
6. Original loan balance
7. Current interest rate
    8. Current loan balance
    9. Repayment begin date
          10. Repayment end date
      11. Last day of enrollment (In-School Only)

12.  Deferment end date (if applicable)
    13. Forbearance end date (if applicable)
    14. Amount of last principal payment
    15. Amount of last interest payment
    16. First disbursement date
    17. Loan status
    18. Borrower credit score
    19. Borrower income
    20. School name
    21. Graduation date

We compared Characteristics 2. through 4. (as set forth on the Statistical Loan File) to the corresponding information set forth on or derived from the Promissory Note and Approval Disclosure Statement (collectively, the “Originating Documents”) and an electronic loan file, prepared, created, and delivered by the Company, from the servicer system as of the close of business on June 30, 2015 (the “Servicer System File”); Characteristics 5. through 17. to the Servicer System File; Characteristic 18. to the “Credit Report;” Characteristic 19. to the “Income Verification Documentation;” and Characteristics 20. and 21. to the “Degree Verification Form.”

For purposes of our procedures and at your instruction:

●
with respect to our comparison of Characteristic 2., a loan type of (i) “ReFi” as set forth on the Statistical Loan File is noted to be in agreement with “PRCN5,” “PRCN10,” “PRCN15” or “PRCN20” as set forth on the Servicer System File and (ii) “In-School” as set forth on the Statistical Loan File is noted to be in agreement with “PRUG5,” “PRUG10” or “PRUG15” as set forth on the Servicer System File;

●
with respect to our comparison of Characteristic 17., a loan status of “Current”, “1-9 Days Past Due” or “10-29 Days Past Due” as set forth on the Statistical Loan File is noted to be in agreement with “In Repay” as set forth on the Servicer System File;

●	with respect to our comparison of Characteristic 18., if both a FICO score and Vantage Score are observed on the Credit Report, we used the higher score;

●	with respect to our comparison of Characteristic 19., differences of 2.5% or less of the borrower gross income amount indicated on the Statistical Loan File are noted to be “in agreement;”

●
with respect to our comparison of Characteristic 20., for Sample Loan numbers 3000010000L7NF01I, 3000010000L7SZ00R, 3000010000L8T302B, 3000010000L73Z01E, 3000010000L8YN009, 3000010000LBL304L, 3000010000LAW300K and 3000010000LBL300N, we were instructed by representatives of the Company to compare the school name (as set forth on the Statistical Loan File) to the undergraduate school, rather than the graduate school, noted on the Degree Verification Form provided by the Company; and

●
with respect to our comparison of Characteristic 21., for Sample Loan numbers 3000010000L7NF01I, 3000010000L7SZ00R, 3000010000L8T302B, 3000010000L73Z01E, 3000010000L8YN009, 3000010000LBL304L, 3000010000LAW300K and 3000010000LBL300N, we noted a difference with respect to the graduation date set forth on the Statistical Loan File, as compared to the graduation date set forth on the Degree Verification Form.  For these Sample Loans, we were instructed by representatives of the Company to compare the graduation date set forth on the Statistical Loan File to the graduation date set forth on the Borrower’s Graduate Degree or DegreeVerify Certificate (collectively, the “Degree Supporting Documentation”).  Such comparisons were found to be in agreement except as described in Appendix B.  Further with respect to our comparison of Characteristic 21., differences of 60 days or less are noted to be “in agreement.”

In addition to the procedures described above, for each Sample Loan that indicated a “yes” in the “grad indicator” field set forth on the Statistical Loan File, we noted the existence of a “graduate degree” (as defined by the Company) on the Degree Verification Form for each Sample Loan, except for Sample Loan numbers 3000010000L7NF01I, 3000010000L7SZ00R, 3000010000L8T302B, 3000010000L73Z01E, 3000010000L8YN009, 3000010000LBL304L, 3000010000LAW300K and 3000010000LBL300N where we were instructed to use the Degree Supporting Documentation provided by the Company instead of the Degree Verification Form.

The student loan documents described above, including any information obtained from the indicated systems, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents.  In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A.  Supplemental information is contained on Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the student loans underlying any of the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the student loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Statistical Loan File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon
Procedures issued by Deloitte & Touche LLP dated July 20, 2015.

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	One difference in borrower income
2	Ten differences in graduation date

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon
Procedures issued by Deloitte & Touche LLP dated July 20, 2015

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on the Income Verification Documentation

1	3000010000LDIJ03V	Borrower income	$65,000.00	$93,789.00

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on the Degree Verification Form

2	3000010000LAYV01O	Graduation date	5/1/2010	8/31/2010
2	3000010000LCFN020	Graduation date	5/1/2012	8/17/2012
2	3000010000L76R012	Graduation date	5/1/2007	8/17/2007
2	3000010000L7SZ01J	Graduation date	5/1/2011	8/20/2011
2	3000010000LAW3000	Graduation date	5/1/2010	12/1/2009
2	3000010000LDIJ03V	Graduation date	5/1/2005	8/12/2005
2	3000010000LAYV02H	Graduation date	5/1/2010	11/15/2010
2	3000010000LBQN002	Graduation date	5/1/2008	8/15/2008
2	3000010000LCFN02M	Graduation date	6/1/2012	8/11/2012

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on the Degree Supporting Documentation

2	3000010000L73Z01E	Graduation date	12/1/2007	5/17/2008

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.